Related Party Transactions - Additional Information (Detail) - USD ($)				1 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 02, 2020	Aug. 05, 2020	Apr. 10, 2020	Oct. 06, 2020	Sep. 30, 2020	Aug. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Jul. 23, 2020
Related Party Transactions (Details) [Line Items]
Ownership percentage		20.00%
Founder shares, description							The Sponsor has agreed that, subject to certain limited exceptions, the Founder Shares will not be transferred, assigned, sold or released from escrow until the earlier of (A) one year after the completion of a Business Combination or (B) the date subsequent to the Company’s initial Business Combination on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last reported sale price of the shares of our Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, the converted Class A common stock will be released from the lock-up.		The Sponsor has agreed that, subject to certain limited exceptions, the Founder Shares will not be transferred, assigned, sold or released from escrow until the earlier of (A) one year after the completion of a Business Combination or (B) the date subsequent to the Company’s initial Business Combination on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last reported sale price of the shares of our Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, the converted Class A common stock will be released from the lock-up.
Proceeds from sale of Private Placement Warrants									$ 14,000,000
Outstanding advance amount				$ 229,886
Repayment of promissory note				$ 261,386
Sponsor services fee							$ 30,000		30,000
Working capital loans							$ 1,500,000		$ 1,500,000	$ 1,500,000
Convertible warrant price per share (in Dollars per share)							$ 1.50		$ 1.50	$ 1.50
Credit facility with related party to provide for borrowings									$ 229,886
Administrative Support Agreement [Member]
Related Party Transactions (Details) [Line Items]
Sponsor services fee					$ 10,000
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Proceeds from sale of Private Placement Warrants	$ 4,800,000						$ 14,000,000		14,000,000
Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount														$ 300,000
LCP Edge Intermediate, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Management services agreements quarterly monitoring fee							$ 100,000			$ 100,000
Related party management service agreement							Both management services agreements provide for a quarterly monitoring fee in an amount equal to the product of the (a) the greater of (x) $0.1 million and (y) 1.25% of HydraFacial's EBITDA for the twelve-month period ending on the last calendar day of the immediately preceding applicable calendar quarter, multiplied by (b) the pro rata proportion as defined in the agreement.			Both management services agreements provide for a quarterly monitoring fee in an amount equal to the product of the (a) the greater of (x) $0.1 million and (y) 1.25% of HydraFacial's EBITDA for the twelve-month period ending on the last calendar day of the immediately preceding applicable calendar quarter, multiplied by (b) the pro rata proportion as defined in the agreement.
Note receivable from stockholder													$ 600,000
Interest on note receivable													8.00%
Note receivable maturity date													Dec. 31, 2022
LCP Edge Intermediate, Inc. [Member] | General and Administrative Expense [Member]
Related Party Transactions (Details) [Line Items]
Charges related to management services fees							$ 500,000	$ 100,000		$ 3,200,000	$ 1,800,000	$ 1,800,000
LCP Edge Intermediate, Inc. [Member] | Minority Stockholders [Member]
Related Party Transactions (Details) [Line Items]
Lease expense							100,000	100,000
LCP Edge Intermediate, Inc. [Member] | Accounts Payable [Member]
Related Party Transactions (Details) [Line Items]
Due to related parties							$ 500,000	$ 1,900,000	0	$ 0	0
LCP Edge Intermediate, Inc. [Member] | Term Loans And Revolver [Member]
Related Party Transactions (Details) [Line Items]
Related party, additional term loans						$ 10,000,000
Early prepayment fee, interest							The Company is required to pay an early prepayment fee of 2.00% of the amount prepaid or repaid on the Term Loan prior to April 10, 2021, and 1.00% if prepaid between April 11, 2021 and April 10, 2022.			Additionally, the Company is required to pay an early prepayment fee of 2.00% of the amount prepaid or repaid on the Term Loan prior to April 10, 2021, and 1.00% if prepaid between April 11, 2021 and April 10, 2022.
Due to related party							$ 191,400,000		186,000,000	$ 186,000,000
LCP Edge Intermediate, Inc. [Member] | Term Loans And Revolver [Member] | Payment in Kind (PIK) Note [Member]
Related Party Transactions (Details) [Line Items]
Interest rate			2.00%
LCP Edge Intermediate, Inc. [Member] | Term A Loan [Member]
Related Party Transactions (Details) [Line Items]
Due to related party							$ 34,600,000		33,400,000	$ 33,400,000
Credit facility with related party to provide for borrowings			$ 30,000,000
LCP Edge Intermediate, Inc. [Member] | Minimum [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction rate							1.00%			1.00%
LCP Edge Intermediate, Inc. [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction rate							2.00%			2.00%
LCP Edge Intermediate, Inc. [Member] | Receivables from Stockholder [Member]
Related Party Transactions (Details) [Line Items]
Note receivable from stockholder							$ 554,000		$ 554,000	$ 554,000	$ 554,000
Class B Common Stock | Founder Share [Member]
Related Party Transactions (Details) [Line Items]
Aggregate of shares purchased (in Shares)		11,500,000
Aggregate purchase price		$ 25,000
Founder shares (in Shares)		1,500,000